UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number: 028-12964


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   8/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      164,218
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           5534   118297 SH       SOLE                113992      0  4305
Agnico-Eagle Mines Ltd         COM            aem            229     3760 SH       SOLE                  3695      0    65
Berkshire Hathaway-A           COM            084670108     4320       36 SH       SOLE                    36      0     0
Berkshire Hathaway-B           COM            084670702    18732   235065 SH       SOLE                226180      0  8885
Bristol-Myers Squibb Co        COM            bmy           4266   171066 SH       SOLE                165001      0  6065
Central Fund Of Canada         COM            cef          10614   704346 SH       SOLE                677116      0 27230
Chevron Corporation            COM            cvx           2102    30975 SH       SOLE                 29365      0  1610
Coca-Cola Enterprises Inc      COM                          3049   117895 SH       SOLE                113560      0  4335
Conocophillips                 COM            cop           2535    51645 SH       SOLE                 49735      0  1910
Disney Walt Co                 COM            dis            236     7496 SH       SOLE                  7496      0     0
Johnson & Johnson              COM            jnj           6198   104938 SH       SOLE                101213      0  3725
Leucadia National Corp         COM            luk           5508   282319 SH       SOLE                272004      0 10315
Lilly Eli & Company            COM            lly           3699   110420 SH       SOLE                106415      0  4005
Markel Corp Holding Company    COM            mkl           2847     8374 SH       SOLE                  8036      0   338
Market Vectors Gold Miners Etf COM            gdx          22911   440927 SH       SOLE                425937      0 14990
Medtronic Inc                  COM            mdt           4945   136344 SH       SOLE                131094      0  5250
Microsoft Corp                 COM            msft          2496   108474 SH       SOLE                104399      0  4075
Newmont Mining Corp            COM            nem          22366   362263 SH       SOLE                348858      0 13405
Pan American Silver Corp       COM            paas         13022   515091 SH       SOLE                496891      0 18200
Pfizer Incorporated            COM            pfe          10121   709747 SH       SOLE                684597      0 25150
Plum Creek Timber Reit         COM            pcl            889    25743 SH       SOLE                 23893      0  1850
Stryker Corp                   COM            syk           5244   104757 SH       SOLE                100947      0  3810
Unitedhealth Group Inc         COM            unh           5362   188790 SH       SOLE                181805      0  6985
Verizon Communications         COM            vz            1711    61055 SH       SOLE                 58910      0  2145
Wal-Mart Stores Inc            COM            wmt           5282   109888 SH       SOLE                107043      0  2845


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